REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
Summary of Disaggregation of Revenue
The following table presents a disaggregation of the Company’s revenues by revenue source for the six months ended June 30, 2022 and 2021 (in thousands):

	Six Months ended June 30,
	2022	2021
Commerce-as-a-Service Revenue	$10,307	$9,382
Product sales revenue	20,756	4,515
Marketing revenue	7,686	8,808
Shipping revenue	4,115	2,823
Other revenue	2,684	2,746

Total revenue	$45,548	$28,274

The following table presents a disaggregation of the Company’s revenues by revenue source for the year ended December 31, 2021, 2020 and 2019 (in thousands):

	For Years Ended December 31,
	2021	2020	2019
Commerce-as-a-Service Revenue	$19,830	$20,227	$22,460
Product Sales Revenue	51,346	—	—
Marketing Revenue	19,249	14,142	10,177
Shipping Revenue	7,030	5,363	3,535
Other Revenue	3,893	5,785	4,782

Total Revenue	$101,348	$45,517	40,954